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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        September 1, 2004



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Bond Fund, MFS(R) Emerging Opportunities Fund, MFS(R) Inflation-Adjusted Bond Fund, MFS(R) Intermediate Investment Grade Bond Fund, MFS(R) Limited Maturity Fund, MFS(R) Municipal Limited Maturity Fund and MFS(R) Research Bond Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 52 to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2004.

     Please call the undersigned at (617) 954-5822 or Kerilynn Newman at (617) 954-5192 with any questions you may have.

                                        Very truly yours,



                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Counsel

CRB/bjn